Debt and Warrant Liabilities - Seaport bridge financing (Details) - USD ($)	Nov. 14, 2024	Mar. 24, 2024	Jan. 24, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Maximum principal loan amount						$ 1,000,000
Derivative liabilities					$ 8,327,602		$ 922,834
Total debt liability owed				$ 28,787,160	107,468,217		$ 88,996,117
First bridge financing note
Debt and Warrant Liabilities
Loan amount		$ 421,200
Maximum principal loan amount		$ 1,000,000
Interest rate		12.00%
Default interest rate		18.00%
Shares issued for every dollar lent		1
Price of option to purchase a percentage of membership interests		$ 10
Denominator to calculate percentage of membership interests		$ 15,000,000
Derivative liabilities					2,481,000
Total debt liability owed				1,166,464	1,117,345
Second bridge financing note
Debt and Warrant Liabilities
Loan amount	$ 210,000
Maximum principal loan amount	$ 1,000,000
Interest rate	9.00%
Default interest rate	18.00%
Number of shares issued upon exercise of option			1
Maximum amount of unpaid principal amount that can be converted into shares			$ 1,000,000
Price of option to purchase a percentage of membership interests			$ 10
Derivative liabilities				2,212,000	2,212,000
Total debt liability owed				$ 1,030,618	$ 1,008,002